Schedule of exchange rates adopted (Details)	12 Months Ended
Dec. 31, 2012
Summary Of Significant Accounting Policies Schedule Of Exchange Rates Adopted 1	6.3012
Summary Of Significant Accounting Policies Schedule Of Exchange Rates Adopted 2	6.3532
Summary Of Significant Accounting Policies Schedule Of Exchange Rates Adopted 3	6.3052
Summary Of Significant Accounting Policies Schedule Of Exchange Rates Adopted 4	6.4533